COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future payments under operating leases for the entity's continuing operations
We have entered into operating leases for property and equipment.  The minimum future payments under various operating leases for our continuing operations in each of the years ended December 31 is as follows:

2018	$7,164
2019	6,157
2020	5,863
2021	5,804
2022	3,140
Subsequent years	4,465
$32,593

Schedule of the changes in the liability for product warranties

	2017	2016
Balance, beginning of year	$7,637	$7,362
Provisions	4,431	4,214
Expenditures	(3,833)	(3,939)
Balance, end of year	$8,235	$7,637